Summary of significant accounting policies - Effect of IBOR reform (Details) £ in Thousands	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments
Carrying value of assets which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	£ 2,458
Carrying value of liabilities which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	(183,191)
Borrowings
Disclosure of detailed information about financial instruments
Carrying value of liabilities which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	(183,191)
Derivative financial instruments
Disclosure of detailed information about financial instruments
Carrying value of assets which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark	£ 2,458
Secured term loan facility
Disclosure of detailed information about financial instruments
Notional amount | $		$ 225,000,000	$ 225,000,000